Label	Element	Value
Innovator Equity Defined Protection ETF® - 1 Yr January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.90 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	109.00%
Innovator Equity Defined Protection ETF® - 1 Yr January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.12 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Innovator Equity Defined Protection ETF® - 1 Yr January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $630.27 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(9.70%)